Sun Life Insurance and Annuity Company of New York Letterhead

September 24, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sun Life (N.Y.) Variable Account C ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") ("Depositor")
Post-Effective Amendment No. 15 to the Registration Statement on Form N-4
(File Nos. 811-04440 and 333-107983)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940 is Post-Effective Amendment No. 15 (the “Amendment”) to the above-captioned Registration Statement.  Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission on July 29, 2008, for the sole purpose of adding four new optional living benefit riders to the deferred annuity contracts (the "Contracts") issued pursuant to the Registration Statement.

      The staff’s oral comments of September 12, 2008, are listed below.  Following each comment is our response to that comment.

1.	Clarify supplementally whether there are any guarantees or other support agreements covering the Contracts issued pursuant to this registration statement.

Response:  There are no reinsurance agreements, support agreements, or other guarantees in place that cover the Contracts sold pursuant to this Registration Statement.

2.	Confirm supplementally that the Contract name is the same as the EDGAR class identifier.

Response:  The Contract names have been revised to match the corresponding EDGAR class identifier.

“Optional Living Benefits” under “PRODUCT HIGHLIGHTS.”

3.
Please revise the bullet describing IOD II Plus to clarify that the feature provides the Contract Owner with a greater benefit base in the future if the Contract Owner does not take a withdrawal in the present. (page 7)

Response:  The suggested revision has been made.

4.	Please include an affirmative statement that a Contract Owner who purchases an optional living benefit has limited investment options and can only invest in “Designated Funds.” (page 7)

Response:  The suggested statement has been added as a new paragraph (the fifth paragraph) under a new heading entitled “AVAILABILITY OF OPTIONAL LIVING BENEFITS,” beginning on page 29.

5.	Please include a statement that withdrawals in excess of prescribed amounts or withdrawals taken before permitted may adversely affect benefits under the riders. (pages 7 and 8)

Response:  The suggested statement has been added in the second paragraph under this heading.

“Availability of Optional Living Benefit Riders” under “PRODUCT HIGHLIGHTS.”

6.	In the first bullet point, the statement in the parenthesis is confusing. Please revise this sentence. (page 30, formerly page 9)

Response:  The disclosure in the parenthesis has been revised. In addition, all of the bullet points and much of the disclosure under this section have been moved to a new heading, “AVAILABLITY OF OPTIONAL LIVING BENEFITS,” beginning on page 29.

7.	Please clarify the benefit to the Contract Owner of exchanging the current living benefit for a new living benefit. (page 30, formerly page 9)

Response: In the fifth paragraph under the new heading “AVAILABLITY OF OPTIONAL LIVING BENEFITS,” beginning on page 29, disclosure has been added explaining why a Contract Owner may want to exchange a current living benefit for a new living benefit.

8.	Please confirm that no exchanges will be permitted for Contracts issued before October 6 (assuming October 6 is the effective date). (page 8)

Response:  No exchanges will be permitted prior to the effective date.  A statement confirming this has been added to the second paragraph under this heading.

9.
Under this heading, the prospectus says that IOD and RIE can be purchased on or after the date the successor riders become available, but under the prior heading (“Optional Living Benefits”), it includes these two riders in the list of “optional living benefit riders that are no longer issued.”  Please clarify that these two riders will be available until the “Date of Availability.” (page 8)

Response:  IOD and RIE will only be available until the “Date of Availability.”  The disclosure in the second paragraph under “Optional Living Benefits” has been revised to clarify that IOD and RIE are available only for this limited period of time.

10.	Please move the bullet points to another section of the prospectus. (page 30, formerly page 9 )

Response:  The disclosure describing the conditions for exchanging a living benefit (including the bullet points) has been moved to the new heading “AVAILABILITY OF OPTIONAL LIVING BENFITS,” beginning on page 29 of the prospectus.

11.
In the fourth bullet point, please clarify why it is appropriate to apply the charges for the new living benefit or the full quarter rather than pro-rating the charge if the Contract Owner’s new benefit starts at the end of the quarter. (page 30, formerly page 9)

Response:  The Contract Owner’s benefits under the new rider do not “start at the end of the quarter” as suggested in this comment.  Rather, the new benefits are retroactive to the Contract’s Issue Date.  The fifth bullet point under this heading currently states, “All benefits provided under the New Living Benefit Rider will be based on the Contract’s Issue Date.”  For this reason, the Contract Owner is charged the higher price for the full quarter.

“FEES AND EXPENSES”

12.	Where charges are based on some value other than Account Value, please include, in a footnote, a description of that amount and its approximate value at issue. (page 13)

Response:  Several footnotes (9, 10, 11, and 13) have been added to the Fee Table for optional living benefits which charge a rider fee based on some value other than Account Value.

13.	Under the SRLP line, please add a footnote that says if the benefit is cancelled, the Contract Owner continues to pay the rider fee until the seventh Contract Anniversary. (page 13)

Response:  The suggested disclosure has been added to the footnote 7 to the Fee Table.

14.	To footnotes 7 and 9, please disclose that each of the living benefit riders is mutually exclusive. (pages 12 and 13)

Response:  The suggested disclosure has been added to footnotes 7 and 12 of the Fee Table.  (Note that the footnotes have been renumbered so that former footnote 9 is now footnote 12.)

15.	The Fee Table states that the “Total Annual Variable Annuity Expenses” is 2.70%. Please explain in a footnote what are the constituent charges that make up this total expense. (page 12)

Response:  The suggested disclosure has been added to footnote 14 and the corresponding line in the Fee Table.

16.
Revise footnote 11 to indicate (1) which charges are considered insurance charges, (2) which fees are not charged after annuitization, and (3) why the Contract Owner’s age on the Open Date is relevant.  (page 13)

Response:  Former footnote 11 (now footnote 15) has been revised to explain that (1) the “insurance charges” include certain continuing administrative and compensation expenses as well as expenses for ongoing risks, (2) the M&E charges and the charge for the optional living and death benefits are not charged after annuitization, and (3) the reference to the Owner’s age has been removed. (Earlier versions of the Contracts charged a higher M&E charge for Contract Owners who were 76 or older when they purchased the Contract.  That distinction is no longer relevant.)

17.	In footnote 12, please confirm that the Total Annual Fund Operating Expenses include acquired fund fees and expenses. (page 13)

Response:  The Total Annual Fund Operating Expenses include the acquired fund fees and expenses.  Disclosure confirming this has been added to former footnote 12 (now footnote 16) to the Fee Table.

“EXAMPLE”

18.	Please confirm that the Example is calculated using the combination of features that produces the highest fees and charges. (page 13)

Response:  The Example is calculated using the combination of features that produces the highest fees and charges.  Disclosure confirming this has been added to the introduction to the Example.

19.	Please clarify supplementally whether the fund fees incorporated into the Example are gross or net fees.

Response:  The fund fees incorporated into the Example are gross fees.

“VARIABLE ACCOUNT OPTIONS:  THE FUNDS”

20.	Please include a list of the available funds companies and their investment objectives, according to Item 5(c) of Form N-4.

Response:  We have not made any change in response to this comment, as we believe that all of the information that is required by Item 5(c) of Form N-4 is set forth on the cover pages of the prospectus. In this regard, we note in particular that Item 5(c) imposes no requirement that the investment objective of any Portfolio be disclosed in the Form N-4 prospectus. Rather, Item 5(c)(ii) requires only that there be set forth, with respect to each Portfolio "its type (e.g., money market fund, bond fund, balanced fund, etc.)." Each Portfolio's "type" is precisely and clearly set forth on the cover page of the prospectus, and we respectfully submit that, accordingly, no disclosure of each Portfolio's investment objective is required in a Form N-4 prospectus.

Item 5(c)(ii) has not been changed since Form N-4 was originally adopted many years ago. More recently, however, the Commission proposed and adopted language identical to Item 5(c)(ii) as Item 4(c)(2) of Form N-6, pertaining to variable life insurance policies. (Item 4(c) of Form N-6 also includes the following instruction: "Registrants are not required to include detailed information about Portfolio Companies in the prospectus. If a Portfolio Company's name describes its type, a Registrant need not separately provide the Portfolio Company's type or a statement concerning its investment objectives.") In its proposing release, the Commission explained its position, as follows: "Over time, many registrants have included the investment objectives of Portfolio Companies along with additional information about the investment advisers and the risks associated with the Portfolio Companies in variable life prospectuses, as well as in the Portfolio Company prospectuses. The Commission believes that including detailed information about Portfolio Companies in a variable life prospectus is redundant and conflicts with the Commission's efforts to eliminate prospectus clutter that tends to obscure information that could help an investor make a decision about purchasing a variable life insurance policy." SEC Rel. No. 33-7514, text accompanying footnote 53 (Mar. 13, 1998). We believe that these considerations are equally applicable in the context of Form N-4 and fully substantiate that Item 5(c)(ii) means what it says: i.e., that no disclosure of investment objectives is required if the type of Portfolio

“Variable Accumulation Unit Value” under ‘THE ACCUMULATION PHASE.”

21.
The third sentence under this heading reads, “We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units.”  Please disclose examples of such securities and the days on which they may be valued differently from the NYSE. (page 18)

Response:  The above-cited sentence has been deleted.  It is our current policy not to value Variable Accumulation Units on days when the New York Stock Exchange is not open for trading (although the deleted sentence reserved the right for us to do if ever a situation should arise).  In this regard, we satisfy our obligations under Rule 22c-1(b)(1) under the 1940 Act, if we value the Units on every weekday that is not a customary national, local, or regional business holiday disclosed in the prospectus. See Rule 22c-1(b)(1)(iii).  Rule 22c-1(b)(1) does not require us to value Units on any other day, regardless of how much the value of the Sub-Account's portfolio securities has changed or how much trading there has been in such securities.

The Exchange is open every weekday, except for certain customary national, local, or regional business holidays that it observes. Therefore, by disclosing that we value Units on days that the Exchange is open, the prospectus identifies "in a general manner" the holidays on which we do not price Units (i.e., those holidays on which the Exchange is closed). This type of disclosure of holidays "in a general manner" is specifically authorized in Form N-1A for mutual fund prospectuses (See Instruction 1 to Item 6 of Form N-1A), and this same type of disclosure “in a general manner” also is commonly followed (and, we submit, no less appropriate) in variable annuity prospectuses.

Accordingly, we believe that, subject to this deletion, the prospectus disclosure adequately describes the days on which we value Units, including the holidays on which we do not value Units, and that our policy comports with the requirements of Rule 22c-1.

22.	Please describe the time at which the valuation is made on the days described in response to 21, above. (page 18)

Response:  As noted in the response to Comment 21 above, it is our policy not to price Variable Accumulation Units on days when the New York Stock Exchange is not open for trading. Accordingly, this Comment 22 is moot.

23.
Rule 22c-1 requires that net asset value be calculated on each week day unless the changes in the underlying securities do not materially affect the value of the security of the investment company.  Please clarify supplementally how the discretion you reserve not to determine the Accumulation Unit Value on days where the Accumulation Unit Value has been materially affected by changes in the underlying securities is consistent with this rule. (page 18)

Response:  As explained in the response to Comment 21 above, our policy is to value Variable Accumulation Units on every weekday, excepting only certain customary national, local, or regional business holidays that are adequately disclosed in the prospectus. The response to Comment 21 also discusses the manner in which our policy and related prospectus disclosure comply with the requirements of Rule 22c-1(b)(1).

“Asset Allocation” under “Other Programs” under “THE ACCUMULATION PHASE”

24.	Please disclose the outcome should an existing model be discontinued. (page 23)

Response:  The suggested disclosure has been added to the third paragraph under this heading.

25.	In the last paragraph under this sub-heading, please state that the expenses of a fund-of-funds may be higher than a regular fund due to the two-tiered structure. (page 23)

Response:  In the last paragraph under this sub-heading, the suggested disclosure has been added.

“Charges for Optional Benefits” under “CONTRACT CHARGES”

26.	Please revise this section to clarify the fee for the optional living benefit. (page 28)

Response:  The first paragraph under this heading has been revised to clarify that the charge for the living benefits is deducted quarterly.  The second column heading in the table has been revised to indicate that the fees shown in the table represent the maximum amounts that would be deducted for the full Contract Year.  The first paragraph after the table has been deleted.

27.	The footnotes to the table under this heading should be consistent the new footnotes you are adding to the Fee table. (page 29)

Response:  The footnotes to the table under this heading have been made consistent with the new footnotes to the living benefit section of the Fee Table in response to Comment 12.

The following Four Comments are Applicable to all the Living Benefits

28.
The brief definition of “Designated Funds” in the box at the beginning of each living benefit section is inconsistent with the disclosure provided under “Designated Funds.”  Please revise the brief definitions to be consistent with the full disclosure. (pages 32, 43, 57, 70, 84, and 100)

Response:  At the beginning of each living benefit section, the definition of “Designated Funds” has been revised to read “The limited investment options you can choose if you are participating in a living benefit.  See ‘Designated Funds.’”

29.	The Contract offers a wide variety of withdrawal benefits. In one location, provide a description of these benefits. Please include a summary of all the benefits. (page 31)

Response:  The summary of the withdrawal benefits has been added as a separate heading entitled “SUMMARY OF WITHDRAWAL BENEFITS,” beginning on page 31.

30.	Please clarify supplementally the principal differences between each new living benefit and the living benefit it replaces.

Response: Income ON Demand allows the Contract Owner to withdraw guaranteed amounts each year for life and, beginning at age 59, to store any amounts not withdrawn in a given Contract Year.  The three new Income ON Demand II products build on this basic benefit.  Income ON Demand II adds a quarterly step-up option.  Income ON Demand II Escalator adds the quarterly step-up and allows the Contract Owner to take higher annual withdrawal amounts at later ages.  Income ON Demand II Plus adds the quarterly step-up option and allows the Contract Owner to increase his benefit base by 7% each year he defers taking withdrawals.

Retirement Income Escalator allows the Contract Owner to withdraw guaranteed amounts each year for life and to increase his benefit base by 6% each year he defers taking withdrawals.  Retirement Income Escalator II offers these same basic benefits.  In addition, it adds a quarterly step-up option and it allows the Contract Owner to take higher annual withdrawal amounts at later ages.

Please refer to the attached chart (Attachment A) for more information.

31.
For each of the living benefits, when discussing the cancellation provisions, please disclose that there is a maximum annuitization date and include a cross reference to that section of the prospectus. (pages 40, 55, 68, 82, and 98)

Response:  The suggested disclosure has been added to each living benefit section that discusses cancellation of the benefit.

“OPTIONAL LIVING BENEFIT:  SECURED RETURNS FOR LIFE PLUS”

32.
Under “Withdrawals Under Secured Returns for Life Plus,” the prospectus notes that withdrawals under the AB Plan “may reduce the value of the Benefit by an amount greater than the amount of the withdrawal.”  The next paragraph provides the formula of how the withdrawal affects the benefit, but provides no plain English description of the consequences.  The formula makes clear that withdrawals taken when the Account Value is below the GLB amount prior to the withdrawal will result in benefit reductions in excess of the amount of the withdrawal.  Please revise this paragraph to make this clear.  Please also make this change where applicable under the other living benefit sections.  (pages  38 and 102)

Response:  Under this heading, the suggested revision has been made to the paragraph describing withdrawals under the AB Plan and to the paragraph describing withdrawals under the WB Plan. Similar disclosure under “Withdrawals under Retirement Asset Protector” has been clarified.

“OPTIONAL LIVING BENEFIT:  RETIREMENT INCOME ESCALATOR II”

33.	“RIE II Coverage Date” is a defined term, but there are places where “RIE Coverage Date” appears. (pages 43 and 45)

Response:  Appropriate edits have been made.

34.
In the bold text after the “appropriate/inappropriate” box, the disclosure notes that you cannot make a Purchase Payment after the first Contract Year.  Please disclose this in “THE ACCUMULATION PHASE” and in the “PRODUCT HIGHLIGHTS.”  Please also make this change where applicable under the other living benefit sections. (pages 6 and 18)

Response:  Disclosure about limits on additional Purchase Payments has been added under “THE ACCUMULATION PHASE” and under “The Accumulation Phase” under “PRODUCT HIGHLIGHTS.”  This disclosure is already highlighted under the other living benefit sections.

35.
Under “Cost of RIE II, the prospectus states that the fee will not increase except to the extent the Withdrawal Benefit Base increases;  however, later under the Step-Up section, the prospectus notes that, in fact, this fee may increase as a consequence of a step-up.  Please resolve this apparent discrepancy. (page 51)

Response:  The disclosure under this heading has been revised to clarify that favorable investment performance would cause an increase (or step-up) to your Withdrawal Benefit Base on your Contract Anniversary.  As your Withdrawal Benefit Base increases, your rider fee also increases.

36.	In the example of a step-up after a Purchase Payment, make clear that the Purchase Payment occurs in the first year because there are no Purchase Payments after year one. (page 53)

Response:  This suggested clarification has been made.

“OPTIONAL LIVING BENEFIT: INCOME ON DEMAND II”

37.	Under “Cost of IOD II,” please affirmatively state what the fee base will be in the event that the recalculated amount is not greater than the current Fee Base. (page 63)

Response:  In the event that the recalculated amount is not greater than the current Fee Base, the current Fee Base will be used until your next Contract Anniversary. Thus, your IOD II Fee may increase, but it will never decrease.  Disclosure to this effect has been added under this heading.

“OPTIONAL LIVING BENEFIT: INCOME ON DEMAND II ESCALATOR”

38.	Under “How IOD II Escalator Works,” please state in the first paragraph that the increase to the Annual Income Amount is only available through a Step-Up. (page 72)

Response:  A step-up is not the only way to increase the Annual Income Amount.  A Contract Owner can also increase the Annual Income Amount by (1) making additional Purchase Payments during the first Contract Year or (2) exercising the one-time option to use any amount of Stored Income Balance to increase the Income Benefit Base.

However, a step-up is the only way to increase the Lifetime Income Percentage.  Disclosure to this effect has been added to the last paragraph under this heading.

39.	Under “Cost of IOD II Escalator,” please affirmatively state what the fee base will be in the event that the recalculated amount is not greater than the current fee base. (page 76)

Response:  In the event that the recalculated amount is not greater than the current Fee Base, the current Fee Base will be used until your next Contract Anniversary. Thus, your IOD II Escalator Fee may increase, but it will never decrease.  Disclosure to this effect has been added under this heading.

40.
 Under “Joint-Life Coverage,” please include disclosure to the effect that any subsequent increase to the Lifetime Income Percentage after a step-up will be based upon the age of the younger spouse. (page 82)

Response:  The suggested disclosure has been added immediately following the table under this heading.

“OPTIONAL LIVING BENEFIT:  INCOME ON DEMAND II PLUS”

41.	Please clarify how the Contract Owner must notify the insurer that they are transitioning from Bonus Period to Stored Income Period. (page 85)

Response:  To transition from the Bonus Period to the Stored Income Period, the Contract Owner must send a written notice to us.  Disclosure clarifying this procedure has been added to the second paragraph after the bullet points under this heading.

42.	Please note where there are any limitations on when a Contract Owner may transition from Bonus Period to Stored Income Period. (page 85)

Response:  There is only one limitation on transitioning from the Bonus Period to the Stored Income Period:  you must be at least age 50 (or the younger spouse must be at least age 63).  Disclosure about this condition has been added to the second paragraph after the bullet points under this heading.

43.	Under “Cost of IOD II Plus,” please affirmatively state what the fee base will be in the event that the recalculated amount is not greater than the current fee base. (page 91)

Response:  In the event that the recalculated amount is not greater than the current Fee Base, the current Fee Base will be used until your next Contract Anniversary. Thus, your IOD II Plus Fee may increase, but it will never decrease.  Disclosure to this effect has been added under this heading.

 “Annuity Option A” under THE INCOME PHASE

44.	Please disclose that, under this option, the Annuitant may receive only one payment. (page 111)

Response:  If the Annuitant dies during the first month following the Annuity Commencement Date, only one payment will be made. Disclosure to this effect has been added under this heading.

“Voting of Fund Shares” under “OTHER CONTRACT PROVISIONS”

45.	Please disclose that, because of proportional voting, a small number of Contract Owners may determine the outcome of a share vote. (page 115)

Response:  The suggested disclosure has been added to the end of the first paragraph under this heading.

“Qualified Contracts” under “Impact of Optional Death Benefit and Optional Living Benefit Riders” under “TAX CONSIDERATIONS”

46.
The prospectus notes that excess withdrawals mandated by the IRS in the form of required minimum distributions will reduce the amount of the benefit available under the WB Plan.  Please highlight this in bold in the WB Plan discussion of the rider section. (page 106)

Response:  The suggested disclosure has been highlight in boldface type in the fourth paragraph under “Tax Issues Under Secured Returns for Life Plus” under “TAX ISSUES UNDER OPTIONAL LIVING BENEFITS.”

47.
Please clarify supplementally whether the comment posed in Comment 46 applies equally to the other living benefit riders that offer a guaranteed withdrawal provision, and change accordingly. (page 107 and 108)

Response:  The issue posed in Comment 46 applies equally to other living benefit riders that offer a guaranteed withdrawal provision;  therefore, the suggested disclosure has been highlight in boldface type in the fourth paragraph under “Tax Issues Under Retirement Income Escalator II” and in the third paragraph under “Tax Issues Under Income On Demand II, Income ON Demand II Escalator, and Income ON Demand II Plus” under “TAX ISSUES UNDER OPTIONAL LIVING BENEFITS.”

“AVAILABLE INFORMATION”

48.	Please update the Commission’s address to: 100 F Street, NE, Washington, DC 20549. (page 124)

Response:  The updated address has been included.

Other Information

In addition to responding to SEC Staff comments, Registrant made a number of non-material changes to clarify disclosure.  Registrant also included specific disclosure under “Tax Shelter Annuities” under “TAX CONSIDERATIONS,” regarding tax-shelter annuities in compliance with new Internal Revenue Service requirements which become effective on January 1, 2009.

Template Filing

This Amendment serves as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (N.Y.).  Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life prospectuses to add the new living benefits.  By means of a separate letter, dated July 30, 2008, Sun Life (N.Y..) and its separate accounts sought SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

Representations

Registrant believes that the Amendment and this letter are responsive to Staff comments.  Registrant is aware of its obligations under the Securities Act of 1933 and thus represents that:

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above;

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company form its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

*    *    *    *    *    *

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Thomas C. Lauerman, Esquire
Craig Ruckman, Esquire

ATTACHMENT A

Comparison summary of Retirement Income Escalator with Retirement Income Escalator II
New York Product

	Retirement Income EscalatorSM II	Retirement Income EscalatorSM (Existing Product)

Annual cost (Deducted quarterly)	0.80% of the Withdrawal Benefit Base (1.00% for joint life)	0.75% of the Withdrawal Benefit Base (1.00% for joint life)
Withdrawals for life
Percentage of Withdrawal Benefit Base
     5% – ages 59–69
     6% – ages 70–79
     7% – ages 80+
Percentage is determined by the age of the client at the time of the first withdrawal after age 59. Can achieve a higher withdrawal percentage if the Withdrawal Benefit Base steps up and the client ages to the next tier.

Joint Life option:
     5% ages 63-74
     6% ages 75-79
     7% ages 80+

Percentage of Withdrawal Benefit Base
     5% – ages 59–69
     6% – ages 70–79
     7% – ages 80+
Percentage is determined by the age of the client at the time of the first withdrawal after age 59. Once the rate is established, the rate is locked for the life of the Retirement Income Escalator Rider.

Joint Life option:
     5% ages 63-74
     6% ages 75-79
     7% ages 80+

Step-ups
Automatic step-ups. The Highest Quarterly Value during a Contract Year is increased by premiums and decreased by withdrawals, if any. This amount will become the new Withdrawal Benefit Base if it is higher than the current Withdrawal Benefit Base.
Automatic Annual Step-up, based on the Account Value at each Contract Anniversary.
Bonus Period
6% of Bonus Base available during first 10 Contract Years upon reaching age 59, if no withdrawals in any given Contract Year. Step-ups extend the 10-year Bonus Period from the date of last step-up.

* Joint Life option offers 6% of Bonus Base during first 10 Contract Years upon reaching age 63, if no withdrawals in a given Contract Year.

5% of Bonus Base available during first 10 Contract Years upon reaching age 59, if no withdrawals in any given Contract Year. Step-ups extend the 10-year Bonus Period from the date of last step-up.

* Joint Life option offers 5% of Bonus Base during first 10 Contract Years upon reaching age 63, if no withdrawals in a given Contract Year.

Comparison of Income ON Demand with Income ON Demand II, Income ON Demand II Escalator, and Income ON Demand II Plus
New York Product Version

	Income ON Demand® II	Income ON Demand® II Escalator	Income ON Demand® II Plus	Income ON Demand® (Existing Product)
Annual cost (Deducted quarterly)	0.65% charged on the Fee Base (0.85% for joint life)	0.80% charged on the Fee Base (1.00% for joint life)	0.95% charged on the Fee Base (1.15% for joint life)	0.65% of the Income Benefit Base (0.85% for joint life)
Withdrawals for life
5% of the Income Benefit Base.
Stored Income Balance Automatically begins at age 59*, and withdrawals may begin at age 59*.
One-time option to use Stored Income Balance to increase Income Benefit Base and thus increase  guaranteed annual withdrawal amounts.

*  age 63 (Joint-Life option)

Percentage of Income Benefit Base
    5% – ages 59–69*
    6% – ages 70–79
    7% – ages 80+
Stored Income Balance automatically begins at age 59, withdrawals may begin at age 59. Higher withdrawal percentage attained if the Income Benefit Base steps up and the client ages to the next tier. One-time option applies.

Joint-Life option:
     5% ages 63-74
     6% ages 75-79
     7% ages 80+
5% of the Income Benefit Base. The client has the option to begin taking withdrawals at age 59*, or to start Stored Income Balance as early as age 59*. One -time option. * age 63 (Joint-Life option)
5% of the Income Benefit Base.
Stored Income Balance automatically begins at age 59 *, and withdrawals may begin at age 59*.
One-time option to use Stored Income Balance to increase Income Benefit Base and thus increase guaranteed annual withdrawal amounts (restriction of later of age 65 or 10 years).

Joint-Life option not available in New York.

Step-ups
Automatic step-ups. The Highest Quarterly Value during a Contract Year is increased by premiums, decreased by Stored Income Balance, if any. This amount becomes the new Income Benefit Base if higher than the current Income Benefit Base.
		Same as Income ON Demand II	Same as Income ON Demand II	Automatic annual step-ups based on the Contract Anniversary Contract Value.
Bonus Period	Not applicable	Not applicable
7% of Bonus Base available during first 10 Contract Years upon reaching age 59, if no withdrawals in a given year. Step-ups extend the 10-year Bonus Period from the date of last step-up. Stored Income Balance can begin at any time after the Bonus Period ends.

* Joint-Life option offers 6% of Bonus Base available during first 10 Contract Years upon reaching age 63, if no withdrawals in a given Contract Year
Not applicable
10th Year Credit	n/a	n/a	n/a	If no withdrawals, at 10th Contract Anniversary may receive an increase of your Account Value to equal your Purchase Payments, if higher.